Note 23 - Share Capital - Disclosure of Detailed Information About Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Risk-free interest rate (%)	1.03%	2.01%
Expected life (years)	5.83	5.8
Expected volatility (%)	49.00%	51.29%
Expected dividend yield (%)